Basis of Presentation	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Basis of Presentation

The interim financial statements included herein have been prepared by Fuel Performance Solutions, Inc. (formerly known as International Fuel Technology, Inc.) (“FPS,” “we” or the “Company,”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with United States generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such rules and regulations, although we believe that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained therein. Interim results are not necessarily indicative of results for a full year. We suggest that these financial statements be read in conjunction with the financial statements and notes thereto included in the comprehensive annual report on Form 10-K for the years ended December 31, 2013 and 2012 and the quarterly periods ended March 31, 2013, June 30, 2013 and September 30, 2013, filed with the SEC on May 15, 2014. We follow the same accounting policies in preparation of interim reports as we do in our annual reports.